OPERATING SEGMENTS (Details 1) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of major customers [line items]
Total income	[1]	S/ 17,728,000	S/ 16,759,000	S/ 15,765,000
Operating income	[2]	8,762,000	8,559,000	7,959,000
Total non-current assets	[3]	3,488,000	3,512,000	3,572,000
Total liabilities		148,218,580	136,318,711	138,753,000
Bolivia [Member]
Disclosure of major customers [line items]
Total income	[1]	813,000	682,000	507,000
Operating income	[2]	338,000	321,000	267,000
Total non-current assets	[3]	102,000	79,000	79,000
Total liabilities		8,490,000	7,246,000	6,672,000
Peru [Member]
Disclosure of major customers [line items]
Total income	[1]	11,668,000	11,388,000	10,907,000
Operating income	[2]	8,199,000	8,051,000	7,533,000
Total non-current assets	[3]	2,976,000	2,994,000	3,070,000
Total liabilities		130,953,000	119,813,000	121,870,000
Panama [Member]
Disclosure of major customers [line items]
Total income	[1]	4,274,000	3,791,000	3,491,000
Operating income	[2]	37,000	27,000	23,000
Total non-current assets	[3]	121,000	124,000	104,000
Total liabilities		933,000	1,254,000	2,233,000
Cayman Islands [Member]
Disclosure of major customers [line items]
Total income	[1]	512,000	466,000	490,000
Operating income	[2]	183,000	147,000	129,000
Total non-current assets	[3]	5,000	5,000	5,000
Total liabilities		5,250,000	5,695,000	5,940,000
Colombia [Member]
Disclosure of major customers [line items]
Total income	[1]	286,000	264,000	233,000
Operating income	[2]	10,000	17,000	12,000
Total non-current assets	[3]	145,000	172,000	172,000
Total liabilities		1,573,000	1,396,000	1,500,000
United States of America [Member]
Disclosure of major customers [line items]
Total income	[1]	8,000	8,000	5,000
Operating income	[2]	0	0	0
Total non-current assets	[3]	0	0	0
Total liabilities		2,000	2,000	3,000
Chile [Member]
Disclosure of major customers [line items]
Total income	[1]	167,000	160,000	132,000
Operating income	[2]	(5,000)	(4,000)	(5,000)
Total non-current assets	[3]	139,000	138,000	142,000
Total liabilities		S/ 1,018,000	S/ 913,000	S/ 535,000

[1]	Including total interest and similar income, other income and net premiums earned from insurance activities.
[2]	Operating income includes the net interest income from banking activities and the amount of the net premiums earned, less insurance claims.
[3]	Non-current assets consist of property, furniture and equipment, intangible assets, and goodwill, net.